Stock Award Plans	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Award Plans
STOCK AWARD PLANS

The Company has one equity-based compensation plan which was approved by stockholders and provides for a combination of stock options and stock grants. Stockholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan. Under the Plan, 4,201,230 shares remain available for issuance.

During 2015, 2014 and 2013, there were no stock options granted; however, stock grants were issued in each of those years. When applicable, stock options are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. The fair value of options granted is estimated on the date of grant using the Black-Scholes option-pricing model. This model requires input of highly subjective assumptions, changes to which can materially affect the fair value estimate. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding.

Stock Option Awards:

There were no stock options granted during 2015, 2014, and 2013.

A summary of stock option activity under the Plan as of 2015 and changes during the year are as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2014	1,249,009	$21.11	4	$1,859
Granted	—	—
Exercised	(128,394)	16.12
Forfeited	(93,241)	22.18
Outstanding at September 30, 2015	1,027,374	$21.64	3	$1,867
Exercisable at September 30, 2015	958,087	$21.99	2	$1,459

Miscellaneous information related to stock options is presented below:

	2015	2014	2013
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$232	$324	$473
Weighted avg. grant date FV	2.96	2.95	3.24
Total intrinsic value of options exercised	831	1,136	781
Grant date FV of options exercised	368	1,962	791
Cash received from option exercises	2,069	10,142	4,261
Tax benefit realized for option exercises	—	159	53

A summary of the Company's non-vested stock options is as follows:

	2015		2014		2013
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	145,795	$3.87	287,750	$3.44	614,272	$3.20
Granted	—	—	—	—	—	—
Vested	(61,018)	3.88	(119,520)	2.88	(283,407)	2.95
Forfeited	(15,490)	3.90	(22,435)	3.63	(43,115)	3.25
Outstanding at end of period	69,287	$3.85	145,795	$3.87	287,750	$3.44

As of September 30, 2015, unrecognized compensation cost for stock options net of forfeitures totaled $95,182, which is expected to be recognized over a weighted average remaining period of 0.5 years.

Restricted Stock Grant Awards:
The Company also grants shares of restricted stock pursuant to its 2011 Incentive Plan. These shares of restricted stock vest over a period of one to seven years. The Company had a total of 521,302 shares of restricted stock outstanding as of September 30, 2015, with a fair market value at the date of grant of $7.8 million. At the prior year end, the Company had a total of 515,845 restricted shares issued with a fair market value at the date of grant of $7.3 million.

The following table summarizes information about nonvested restricted share activity for the years ended September 30:

	2015		2014		2013
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	515,845	$14.10	480,904	$11.52	371,096	$11.88
Granted	301,750	14.26	300,500	$15.43	270,750	11.67
Vested	(223,043)	13.24	(202,014)	11.68	(134,792)	11.87
Forfeited	(73,250)	10.72	(63,545)	8.50	(26,150)	16.45
Outstanding at end of period	521,302	$15.03	515,845	$14.10	480,904	$11.52

Compensation expense related to restricted stock was $3,271,564, $3,085,081 and $2,815,049 for the years ended 2015, 2014 and 2013, respectively.